JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
February 22, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the JPMorgan Small Cap Core Fund (the “Fund”)
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 634 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 635 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to change the Fund’s name to the JPMorgan Small Cap Sustainable Leaders Fund and to make changes to the Fund’s investment strategy including its 80% investment policy.
Please contact Jessica K. Ditullio at (614) 213-4042 if you have any questions.
Very truly yours,
/s/ Jessica K. Ditullio

Jessica K. Ditullio
Assistant Secretary